UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended:  September 30, 2001

If amended report check here       |_|                  Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-5324
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall         Chief Operating Officer                (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL               October 31, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

                                         1
Number of Other Included Managers:       ------------

                                         70
Form 13F Information Table Entry Total:  ------------

Form 13F Information Table Value Total: $899,768
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   No.              Form 13F File Number      Name:
   -------------    ---------------------     ----------------------------------
1.                  28-04975               6. Affiliated Managers Group, Inc.
   -------------    ---------------------     ----------------------------------
2.                                         7.
   -------------    ---------------------     ----------------------------------
3.                                         8.
   -------------    ---------------------     ----------------------------------
4.                                         9.
   -------------    ---------------------     ----------------------------------
5.                                         10.
   -------------    ---------------------     ----------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3     ITEM 4      ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                       FAIR                INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                     MARKET    SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP      VALUE    PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER    (x$1000)     AMOUNT     (A)    (B)      (C)      GERS      (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------

  AARON RENTS, INC.        COMMON       002535201    18,436    1,189,400            X                 1             966,700  222,700
  ----------------------------------------------------------------------------------------------------------------------------------
  ACT MANUFACTURING INC    COMMON       000973107    2,746      618,500             X                 1             495,800  122,700
  ----------------------------------------------------------------------------------------------------------------------------------
  ALBANY INTERNATIONAL     COMMON       012348108    11,468     766,555             X                 1             599,969  166,586
  ----------------------------------------------------------------------------------------------------------------------------------
  AMB PROPERTY CORP        COMMON       00163T109    12,230     499,200             X                 1             433,700  65,500
  ----------------------------------------------------------------------------------------------------------------------------------
  AMERICAN AXLE & MFG H    COMMON       024061103    9,941      779,700             X                 1             640,400  139,300
  ----------------------------------------------------------------------------------------------------------------------------------
  AMERICAN PHYSICIANS C    COMMON       028884104    13,044     628,000             X                 1             502,100  125,900
  ----------------------------------------------------------------------------------------------------------------------------------
  APRIA HEALTHCARE GROU    COMMON       037933108    11,046     426,500             X                 1             342,300  84,200
  ----------------------------------------------------------------------------------------------------------------------------------
  APW LIMITED              COMMON       G04397108    10,636    2,544,500            X                 1            2,077,000 467,500
  ----------------------------------------------------------------------------------------------------------------------------------
  ARTESYN TECHNOLOGIES     COMMON       043127109    3,822      702,500             X                 1             557,800  144,700
  ----------------------------------------------------------------------------------------------------------------------------------
  ATMOS ENERGY CORP        COMMON       049560105    8,776      406,300             X                 1             322,000  84,300
  ----------------------------------------------------------------------------------------------------------------------------------
  BELDEN INC.              COMMON       077459105    12,335     656,100             X                 1             524,800  131,300
  ----------------------------------------------------------------------------------------------------------------------------------
  BRANDYWINE REALTY TRU    COMMON       105368203    12,559     588,800             X                 1             511,500  77,300
  ----------------------------------------------------------------------------------------------------------------------------------
  CENTRAL PKG CORP         COMMON       154785109    5,803      414,800             X                 1             332,700  82,100
  ----------------------------------------------------------------------------------------------------------------------------------
  CHARMING SHOPPES INC     COMMON       161133103    9,460     1,926,600            X                 1            1,572,100 354,500
  ----------------------------------------------------------------------------------------------------------------------------------
  CHILES OFFSHORE          COMMON       16888M104    9,203      455,600             X                 1             359,100  96,500
  ----------------------------------------------------------------------------------------------------------------------------------
  COMSTOCK RESOURCES, I    COMMON       205768203    5,988     1,008,100            X                 1             801,200  206,900
  ----------------------------------------------------------------------------------------------------------------------------------
  CVB FINL CORP            COMMON       126600105    2,311      107,500             X                 1             87,800   19,700
  ----------------------------------------------------------------------------------------------------------------------------------
  D R HORTON INC           COMMON       23331A109    19,817     950,000             X                 1             778,300  171,700
  ----------------------------------------------------------------------------------------------------------------------------------
  DAL-TILE INTERNATIONA    COMMON       23426R108    13,488     876,400             X                 1             700,800  175,600
  ----------------------------------------------------------------------------------------------------------------------------------
  DEL MONTE FOODS CO.      COMMON       24522P103    14,337    1,862,000            X                 1            1,518,300 343,700
  ----------------------------------------------------------------------------------------------------------------------------------
  DELPHI FINANCIAL GROU    COMMON       247131105    19,777     585,108             X                 1             480,300  104,808
  ----------------------------------------------------------------------------------------------------------------------------------
  EAST WEST BANCORP INC    COMMON       27579R104    13,262     567,000             X                 1             469,300  97,700
  ----------------------------------------------------------------------------------------------------------------------------------
  ESS TECHNOLOGY INC       COMMON       269151106    1,700      166,300             X                 1             137,200  29,100
  ----------------------------------------------------------------------------------------------------------------------------------
  FAIRCHILD SEMICONDUCT    COMMON       303726103    9,643      600,800             X                 1             476,800  124,000
  ----------------------------------------------------------------------------------------------------------------------------------
  FURNITURE BRANDS INTE    COMMON       360921100    13,694     703,000             X                 1             576,800  126,200
  ----------------------------------------------------------------------------------------------------------------------------------
  HCC INSURANCE HLDGS I    COMMON       404132102    18,641     708,800             X                 1             578,800  130,000
  ----------------------------------------------------------------------------------------------------------------------------------
  HILB ROGAL & HAMILTON    COMMON       431294107    11,215     245,900             X                 1             196,800  49,100
  ----------------------------------------------------------------------------------------------------------------------------------
  IDEX CORP.               COMMON       45167R104    13,513     488,700             X                 1             399,700  89,000
  ----------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL RECTIFI    COMMON       460254105    8,365      307,200             X                 1             245,000  62,200
  ----------------------------------------------------------------------------------------------------------------------------------
  INTERPOOL, INC.          COMMON       46062R108    20,104    1,377,000            X                 1            1,111,200 265,800
  ----------------------------------------------------------------------------------------------------------------------------------
  INTERTAPE POLYMER GRO    COMMON       460919103    5,741      755,400             X                 1             605,700  149,700
  ----------------------------------------------------------------------------------------------------------------------------------
  INVACARE CORP.           COMMON       461203101    17,237     425,604             X                 1             351,304  74,300
  ----------------------------------------------------------------------------------------------------------------------------------
  ITT INDUSTRIES INC.      COMMON       450911102    21,105     471,100             X                 1             383,000  88,100
  ----------------------------------------------------------------------------------------------------------------------------------
  JACK IN THE BOX INC      COMMON       466367109    13,594     485,500             X                 1             388,800  96,700
  ----------------------------------------------------------------------------------------------------------------------------------
  KEMET CORP               COMMON       488360108    11,138     676,700             X                 1             562,100  114,600
  ----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3     ITEM 4      ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                       FAIR                INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                     MARKET    SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP      VALUE    PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER    (x$1000)     AMOUNT     (A)    (B)      (C)      GERS      (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------

  KENNAMETAL INC.          COMMON       489170100    20,132     630,700             X                 1             507,600  123,100
  ----------------------------------------------------------------------------------------------------------------------------------
  LANDSTAR SYSTEM, INC.    COMMON       515098101    15,194     237,400             X                 1             194,100  43,300
  ----------------------------------------------------------------------------------------------------------------------------------
  LINENS N THINGS INC.     COMMON       535679104    8,846      476,100             X                 1             381,000  95,100
  ----------------------------------------------------------------------------------------------------------------------------------
  LSI INDUSTRIES INC.      COMMON       50216C108    13,615     544,600             X                 1             437,800  106,800
  ----------------------------------------------------------------------------------------------------------------------------------
  MCSI INC                 COMMON       55270M108    12,811     795,200             X                 1             636,800  158,400
  ----------------------------------------------------------------------------------------------------------------------------------
  MICHAELS STORES INC.     COMMON       594087108    20,155     551,600             X                 1             448,200  103,400
  ----------------------------------------------------------------------------------------------------------------------------------
  MONACO COACH CORP.       COMMON       60886R103    18,628    1,307,200            X                 1            1,068,850 238,350
  ----------------------------------------------------------------------------------------------------------------------------------
  MOORE LTD                COMMON       615785102    21,049    2,719,500            X                 1            2,220,200 499,300
  ----------------------------------------------------------------------------------------------------------------------------------
  MSC INDUSTRIAL DIRECT    COMMON       553530106    20,717    1,300,500            X                 1            1,057,200 243,300
  ----------------------------------------------------------------------------------------------------------------------------------
  O CHARLEYS INC.          COMMON       670823103    15,822     922,566             X                 1             761,516  161,050
  ----------------------------------------------------------------------------------------------------------------------------------
  OLD REPUBLIC INTL COR    COMMON       680223104    28,792    1,098,500            X                 1             895,800  202,700
  ----------------------------------------------------------------------------------------------------------------------------------
  PARK ELECTROCHEMICAL     COMMON       700416209    10,647     489,500             X                 1             408,800  80,700
  ----------------------------------------------------------------------------------------------------------------------------------
  PIER 1 IMPORTS, INC.     COMMON       720279108    9,323     1,123,300            X                 1             899,300  224,000
  ----------------------------------------------------------------------------------------------------------------------------------
  POLARIS INDUSTRIES IN    COMMON       731068102    19,386     505,100             X                 1             412,100  93,000
  ----------------------------------------------------------------------------------------------------------------------------------
  POMEROY COMPUTER RES     COMMON       731822102    9,883      820,200             X                 1             660,400  159,800
  ----------------------------------------------------------------------------------------------------------------------------------
  RADISYS CORPORATION      COMMON       750459109    5,863      488,600             X                 1             384,100  104,500
  ----------------------------------------------------------------------------------------------------------------------------------
  RAYMOND JAMES FINANCI    COMMON       754730109    17,317     637,839             X                 1             525,139  112,700
  ----------------------------------------------------------------------------------------------------------------------------------
  REINSURANCE GROUP OF     COMMON       759351109    26,551     778,400             X                 1             636,800  141,600
  ----------------------------------------------------------------------------------------------------------------------------------
  RELIANCE STEEL & ALUM    COMMON       759509102    14,931     628,400             X                 1             518,100  110,300
  ----------------------------------------------------------------------------------------------------------------------------------
  REMINGTON OIL & GAS C    COMMON       759594302    11,144     851,300             X                 1             707,500  143,800
  ----------------------------------------------------------------------------------------------------------------------------------
  RUBY TUESDAY INC.        COMMON       781182100    14,285     909,900             X                 1             738,700  171,200
  ----------------------------------------------------------------------------------------------------------------------------------
  SCHOOL SPECIALTY INC.    COMMON       807863105    18,015     589,500             X                 1             482,400  107,100
  ----------------------------------------------------------------------------------------------------------------------------------
  SCOTTS CO                COMMON       810186106    14,203     416,500             X                 1             339,100  77,400
  ----------------------------------------------------------------------------------------------------------------------------------
  SELECTIVE INSURANCE G    COMMON       816300107    11,737     503,070             X                 1             402,470  100,600
  ----------------------------------------------------------------------------------------------------------------------------------
  SILICON STORAGE TECHN    COMMON       827057100    9,554     2,063,600            X                 1            1,694,300 369,300
  ----------------------------------------------------------------------------------------------------------------------------------
  SPHERION CORP COM        COMMON       848420105    9,054     1,257,500            X                 1            1,030,400 227,100
  ----------------------------------------------------------------------------------------------------------------------------------
  SPS TECHNOLOGIES, INC    COMMON       784626103    7,998      264,500             X                 1             221,900  42,600
  ----------------------------------------------------------------------------------------------------------------------------------
  SUMMIT PROPERTIES INC    COMMON       866239106    13,091     498,700             X                 1             433,200  65,500
  ----------------------------------------------------------------------------------------------------------------------------------
  TIDEWATER INC.           COMMON       886423102    7,884      295,400             X                 1             239,100  56,300
  ----------------------------------------------------------------------------------------------------------------------------------
  TREX INC                 COMMON       89531P105    2,549      146,100             X                 1             116,700  29,400
  ----------------------------------------------------------------------------------------------------------------------------------
  TRIGON HEALTHCARE INC    COMMON       89618L100     380        5,800              X                 1              4,600    1,200
  ----------------------------------------------------------------------------------------------------------------------------------
  UNITED STATIONERS INC    COMMON       913004107    19,708     659,800             X                 1             534,800  125,000
  ----------------------------------------------------------------------------------------------------------------------------------
  VIAD CORP                COMMON       92552R109    10,722     559,000             X                 1             443,600  115,400
  ----------------------------------------------------------------------------------------------------------------------------------
  WAYPOINT FINANCIAL       COMMON       946756103    13,029     984,800             X                 1             816,400  168,400
  ----------------------------------------------------------------------------------------------------------------------------------
  WERNER ENTERPRISES IN    COMMON       950755108    20,578    1,230,700            X                 1             998,400  232,300
  ----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3     ITEM 4      ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                       FAIR                INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                     MARKET    SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP      VALUE    PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER    (x$1000)     AMOUNT     (A)    (B)      (C)      GERS      (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------


  ----------------------------------------------------------------------------------------------------------------------------------
  TOTAL                                             899,768
  ----------------------------------------------------------------------------------------------------------------------------------